Pension Plans and Other Postretirement Benefits (One-Percentage Point Change In Assumed Health Care Cost Trend Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
U.S. Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Effect on accumulated postretirement benefit obligation, 1% Increase	$ 9,473
Effect on net periodic postretirement benefit cost, 1% Increase	1,023
Effect on accumulated postretirement benefit obligation, 1% Decrease	(7,415)
Effect on net periodic postretirement benefit cost, 1% Decrease	(769)
Foreign Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Effect on accumulated postretirement benefit obligation, 1% Increase	237
Effect on net periodic postretirement benefit cost, 1% Increase	16
Effect on accumulated postretirement benefit obligation, 1% Decrease	(185)
Effect on net periodic postretirement benefit cost, 1% Decrease	$ (12)